/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  September 30, 2000

MFS Government Markets Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
9/12
Shares of Beneficial Interest
70000
6.25
6.95

Merrill Lynch
9/15
Shares of Beneficial Interest
28000
6.1875
6.88
Merrill Lynch
9/28
Shares of Beneficial Interest
100000
6.1875
6.92
Merrill Lynch









































































Total Shares Repurchased:  198,000
Remarks:  None.

MFS Government Markets Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer